Fair Value Measurements Assets and Liabilities Measured on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale securities	$ 1,850,526	$ 1,903,922	$ 2,041,605
Loans held for sale	1,105,985	777,280	1,035,408
Residential CMO securities - agency
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale securities	77	104	148
Residential CMO securities - nonagency
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale securities	1,842,331	1,895,818	2,032,663
Residential MBS - agency
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale securities	281	338	540
Asset-backed securities (ABS)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale securities	7,616	7,477	8,128
Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale securities	221	185	126
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale securities	1,850,526	1,903,922	2,041,605
Loans held for sale	1,105,985	777,280	1,035,408
FDIC clawback liability	46,738	43,317	39,311
Cash flow hedges	(146,541)	(133,897)	(22,839)
Freestanding derivatives (Note 12)	12,447	(3,089)	66,993
Fair Value, Measurements, Recurring | Residential CMO securities - agency
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale securities	77	104	148
Fair Value, Measurements, Recurring | Residential CMO securities - nonagency
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale securities	1,842,331	1,895,818	2,032,663
Fair Value, Measurements, Recurring | Residential MBS - agency
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale securities	281	338	540
Fair Value, Measurements, Recurring | Asset-backed securities (ABS)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale securities	7,616	7,477	8,128
Fair Value, Measurements, Recurring | Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale securities	221	185	126
Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale
Fair Value, Inputs, Level 1 | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale securities	221	185	126
Loans held for sale	0	0
FDIC clawback liability	0	0
Cash flow hedges	0	0
Freestanding derivatives (Note 12)	4,063	(6,799)	35,645
Fair Value, Inputs, Level 1 | Fair Value, Measurements, Recurring | Residential CMO securities - agency
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale securities	0	0
Fair Value, Inputs, Level 1 | Fair Value, Measurements, Recurring | Residential CMO securities - nonagency
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale securities	0	0
Fair Value, Inputs, Level 1 | Fair Value, Measurements, Recurring | Residential MBS - agency
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale securities	0	0
Fair Value, Inputs, Level 1 | Fair Value, Measurements, Recurring | Asset-backed securities (ABS)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale securities	0	0
Fair Value, Inputs, Level 1 | Fair Value, Measurements, Recurring | Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale securities	221	185	126
Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale	2,171,991
Fair Value, Inputs, Level 2 | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale securities	1,850,305	1,903,737	2,041,479
Loans held for sale	1,105,985	761,818	1,020,272
FDIC clawback liability	0	0
Cash flow hedges	(146,541)	(133,897)	(22,839)
Freestanding derivatives (Note 12)	(999)	(4,830)	22,399
Fair Value, Inputs, Level 2 | Fair Value, Measurements, Recurring | Residential CMO securities - agency
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale securities	77	104	148
Fair Value, Inputs, Level 2 | Fair Value, Measurements, Recurring | Residential CMO securities - nonagency
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale securities	1,842,331	1,895,818	2,032,663
Fair Value, Inputs, Level 2 | Fair Value, Measurements, Recurring | Residential MBS - agency
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale securities	281	338	540
Fair Value, Inputs, Level 2 | Fair Value, Measurements, Recurring | Asset-backed securities (ABS)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale securities	7,616	7,477	8,128
Fair Value, Inputs, Level 2 | Fair Value, Measurements, Recurring | Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale securities	0	0
Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale	0
Fair Value, Inputs, Level 3 | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale securities	0	0
Loans held for sale	0	15,462	15,136
FDIC clawback liability	46,738	43,317	39,311
Cash flow hedges	0	0
Freestanding derivatives (Note 12)	9,383	8,540	8,949
Fair Value, Inputs, Level 3 | Fair Value, Measurements, Recurring | Residential CMO securities - agency
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale securities	0	0
Fair Value, Inputs, Level 3 | Fair Value, Measurements, Recurring | Residential CMO securities - nonagency
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale securities	0	0
Fair Value, Inputs, Level 3 | Fair Value, Measurements, Recurring | Residential MBS - agency
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale securities	0	0
Fair Value, Inputs, Level 3 | Fair Value, Measurements, Recurring | Asset-backed securities (ABS)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale securities	0	0
Fair Value, Inputs, Level 3 | Fair Value, Measurements, Recurring | Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale securities	$ 0	$ 0